COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum operating lease commitments consisted of the following at June 30, 2016:
Year Ended June 30,	Amount
2017	$29,308
2018	$29,308
2019	$29,308
2020	$29,308
2021	$24,423